Schedule of judicial deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 591,131	R$ 486,746
[custom:LongtermDeposits1-0]	75,712	67,641
Taxes Claims [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	405,739	346,659
Labor Claims [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	106,376	72,263
Civil [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	53,438	57,006
Easements [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	18,407	7,156
Customers [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	3,867	3,479
Others [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 3,304	R$ 183